Income Taxes - Operating Loss Carryforwards and Tax Credit Carryforwards (Details) $ in Millions	Dec. 31, 2022 USD ($)
Federal
Income Taxes
Net operating loss carryforwards	$ 61.3
Research and development tax credit carryforward	2.2
State
Income Taxes
Net operating loss carryforwards	71.6
Research and development tax credit carryforward	$ 1.8